Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended	4 Months Ended		6 Months Ended		12 Months Ended	16 Months Ended		24 Months Ended	28 Months Ended		36 Months Ended	40 Months Ended	48 Months Ended	52 Months Ended	60 Months Ended	64 Months Ended	72 Months Ended	76 Months Ended	84 Months Ended	88 Months Ended	96 Months Ended	100 Months Ended	108 Months Ended	112 Months Ended	120 Months Ended	124 Months Ended	136 Months Ended
	Mar. 24, 2026	Dec. 29, 2023	Apr. 30, 2016	Dec. 31, 2014	Apr. 30, 2026	Apr. 30, 2024	Apr. 30, 2015	Apr. 30, 2026	Apr. 30, 2016	Apr. 30, 2017	Apr. 30, 2025	Apr. 30, 2016	Apr. 30, 2018	Apr. 30, 2026	Apr. 30, 2017	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026
C000056395
Account Value [Line Items]
Line Graph and Table Measure Name								Miller Convertible Bond Fund
Accumulated Value			$ 9,428							$ 10,360			$ 10,857			$ 11,119		$ 10,987		$ 14,035		$ 13,293		$ 12,787		$ 13,739		$ 13,839		$ 15,529
C000081917
Account Value [Line Items]
Line Graph and Table Measure Name								Miller Convertible Bond Fund
Accumulated Value			10,000							10,934			11,395			11,611		11,423		14,517		13,687		13,086		13,993		14,017		15,657
C000056396
Account Value [Line Items]
Line Graph and Table Measure Name								Miller Convertible Bond Fund
Accumulated Value			1,000,000							1,104,526			1,163,345			1,197,376		1,189,677		1,526,640		1,453,013		1,403,199		1,516,596		1,533,889		1,730,093
C000270752
Account Value [Line Items]
Line Graph and Table Measure Name								Miller Convertible Total Return ETF
Accumulated Value	$ 10,000				$ 10,552
C000146257
Account Value [Line Items]
Line Graph and Table Measure Name								Miller Intermediate Bond Fund
Accumulated Value				$ 1,000,000			$ 1,053,258					$ 1,053,810			$ 1,138,154		$ 1,169,044		$ 1,205,373		$ 1,179,626		$ 1,475,184		$ 1,424,205		$ 1,392,859		$ 1,510,519		$ 1,590,182	$ 1,732,904
C000230985
Account Value [Line Items]
Line Graph and Table Measure Name								Miller Market Neutral Income Fund
Accumulated Value		$ 1,000,000				$ 1,018,114					$ 1,130,377			$ 1,237,371
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000							10,083			10,051			10,582		11,730		11,698		10,703		10,657		10,500		11,343		11,803
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000							10,083			10,051			10,582		11,730		11,698		10,703		10,657		10,500		11,343		11,803
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000				10,064
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
ICE BofA All Convertibles Exclude Mandatory All Qualities
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA All Convertibles Exclude Mandatory All Qualities Index
Accumulated Value			10,000							12,047			13,371			14,878		15,661		25,855		22,476		21,108		23,152		25,955		35,603
ICE BofA Yield Alternative US Convertible Index
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA Yield Alternative US Convertible Index
Accumulated Value			10,000							11,335			11,974			12,666		12,500		15,718		14,263		14,078		15,499		17,349		19,851
ICE BofA All Convertibles Exclude Mandatory All Qualities
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA All Convertibles Exclude Mandatory All Qualities Index
Accumulated Value			10,000							12,047			13,371			14,878		15,661		25,855		22,476		21,108		23,152		25,955		35,603
ICE BofA Yield Alternative US Convertible Index
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA Yield Alternative US Convertible Index
Accumulated Value			10,000							11,335			11,974			12,666		12,500		15,718		14,263		14,078		15,499		17,349		19,851
ICE BofA All Convertibles Exclude Mandatory All Qualities
Account Value [Line Items]
Line Graph and Table Measure Name									ICE BofA All Convertibles Exclude Mandatory All Qualities Index
ICE BofA Yield Alternative US Convertible Index
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA Yield Alternative US Convertible Index
Accumulated Value			$ 1,000,000							$ 1,133,464			$ 1,197,432			$ 1,266,592		$ 1,249,958		$ 1,571,756		$ 1,426,347		$ 1,407,815		$ 1,549,874		$ 1,734,915		$ 1,985,096
ICE BofA All Convertibles Exclude Mandatory All Qualities
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA All Convertibles Exclude Mandatory All Qualities Index
Accumulated Value	$ 10,000				$ 10,841
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg 1-3 Year US Government/Credit Index
Bloomberg Short Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Short Treasury Index
Accumulated Value		$ 1,000,000				$ 1,016,297					$ 1,067,429			$ 1,110,481